LEASES (Narrative) (Details) ₪ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Jan. 13, 2019 USD ($)	Jan. 13, 2019 ILS (₪)	May 31, 2018 USD ($)	May 31, 2018 ILS (₪)	Dec. 31, 2019
Bank guarantee | $	$ 25		$ 63
U.S Subsidiary [Member]
Lease expires					August 2022
Canadian Subsidiary [Member]
Lease expires					June 2022
NIS [Member]
Lease expires	December 2021	December 2021	December 2021	December 2021
Bank guarantee | ₪		₪ 90		₪ 231